UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21181

Name of Fund:   BlackRock Municipal 2020 Term Trust (BKK)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal 2020 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Municipal 2020 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
State	(000)	Municipal Bonds	Value
Alabama - 0.4%	$1,165	Courtland, Alabama, IDB, Solid Waste Disposal Revenue
		Refunding Bonds (International Paper Company Project), Series
		A, 4.75%, 5/01/17	$1,085,745
Arizona - 0.9%	1,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
		Bonds, 5%, 12/01/18	1,479,555
	1,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
		Bonds, 5.25%, 12/01/20	983,050
			2,462,605
California - 25.0%	12,000	California State, Various Purpose, GO, 5%, 11/01/22	12,280,920
	5,000	California Statewide Communities Development Authority Revenue
		Bonds (John Muir Health), Series A, 5%, 8/15/22	5,016,700
	12,500	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
		Refunding Bonds, CABS, 5.953%, 1/15/21 (a)	5,887,875
	10,000	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
		Refunding Bonds, CABS, 5.844%, 1/15/22 (a)	4,172,800
	3,000	Golden State Tobacco Securitization Corporation of California,
		Tobacco Settlement Revenue Bonds, Series A-1, 6.625%,
		6/01/13 (b)	3,460,080
	12,010	Golden State Tobacco Securitization Corporation of California, Tobacco
		Settlement Revenue Bonds, Series A-1, 6.75%, 6/01/13 (b)	13,922,592
	975	Golden State Tobacco Securitization Corporation of California,
		Tobacco Settlement Revenue Bonds, Series A-3, 7.875%,
		6/01/13 (b)	1,179,048
	1,470	Golden State Tobacco Securitization Corporation of California,
		Tobacco Settlement Revenue Bonds, Series A-5, 7.875%,
		6/01/13 (b)	1,777,642
	20,000	Golden State Tobacco Securitization Corporation of California, Tobacco
		Settlement Revenue Bonds, Series B, 5.375%, 6/01/10 (b)	21,091,800
	6,865	Riverside County, California, Asset Leasing Corporation,
		Leasehold Revenue Bonds (Riverside County Hospital Project),
		5.69%, 6/01/25 (a)(c)	2,700,279
			71,489,736
Colorado - 1.7%	4,500	E-470 Public Highway Authority, Colorado Revenue Bonds,
		CABS, Senior Series B, 5.36%, 9/01/22 (a)(c)	2,041,020
	3,000	Park Creek Metropolitan District, Colorado, Senior Limited Tax
		Supported Revenue Refunding Bonds, 5.25%, 12/01/25	2,790,660
			4,831,680
District of	4,215	District of Columbia Tobacco Settlement Financing Corporation,
Columbia - 5.1%		Asset-Backed Revenue Refunding Bonds, 6.50%, 5/15/33
			4,132,850
Portfolio Abbreviations
To simplify the listings of BlackRock Municipal 2020 Term Trust's portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum tax (subject to)	IDB	Industrial Development Board
CABS	Capital Appreciation Bonds	PCR	Pollution Control Revenue Bonds
EDA	Economic Development Authority	M/F	Multi-Family
EDR	Economic Development Revenue	S/F	Single-Family
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
IDA	Industrial Development Authority

BlackRock Municipal 2020 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
State	(000)	Municipal Bonds	Value
	$2,680	District of Columbia, Revenue Refunding Bonds (Friendship Public
		Charter School, Inc.), 5.75%, 6/01/18 (d)	$2,717,198
	3,320	District of Columbia, Revenue Refunding Bonds (Friendship
		Public Charter School, Inc.), 5%, 6/01/23 (d)	2,992,117
	5,000	Metropolitan Washington Airports Authority, D.C., Airport
		System Revenue Refunding Bonds, AMT, Series C-2, 5%,
		10/01/24 (e)	4,783,400
			14,625,565
Florida - 12.9%	4,315	Bellalago, Florida, Educational Facilities Benefits District,
		Capital Improvement Special Assessment Bonds, Series A,
		5.85%, 5/01/22	4,050,922
	3,000	CFM Community Development District, Florida, Capital
		Improvement Revenue Bonds, Series B, 5.875%, 5/01/14	2,712,090
	4,180	Grand Hampton Community Development District, Florida,
		Capital Improvement Special Assessment Bonds,
		6.10%, 5/01/24	4,204,996
	3,905	Habitat, Florida, Community Development, Special Assessment
		Bonds, 5.80%, 5/01/25	3,557,728
	5,475	Miami Beach, Florida, Health Facilities Authority, Hospital
		Revenue Refunding Bonds (Mount Sinai Medical Center of
		Florida), 6.75%, 11/15/21	5,567,746
	4,155	Middle Village Community Development District, Florida,
		Special Assessment Bonds, Series A, 5.80%, 5/01/22	3,907,279
	400	Orange County, Florida, Health Facilities Authority, Hospital
		Revenue Bonds (Orlando Regional Healthcare), VRDN, Series A-
		10, 1.25%, 10/01/41 (e)(f)	400,000
	615	Pine Island Community Development District, Florida, Utilities
		System Revenue Bonds, 5.30%, 11/01/10	597,386
	3,840	Stevens Plantation Community Development District, Florida, Special
		Assessment Revenue Bonds, Series B, 6.375%, 5/01/13	3,767,002
	2,950	Village Community Development District Number 5, Florida,
		Special Assessment Bonds, Series A, 6%, 5/01/22	2,984,220
	5,600	Westchester Community Development District Number 1,
		Florida, Special Assessment Bonds (Community Infrastructure),
		6%, 5/01/23	5,044,480
			36,793,849
Georgia - 0.7%	2,350	Richmond County, Georgia, Development Authority, Environmental
		Improvement Revenue Bonds (International Paper Co. Projects), AMT,
		Series A, 5.75%, 11/01/27	2,103,603
Illinois - 12.5%	2,155	Centerpoint Intermodal Center Program Trust, Illinois, Tax
		Allocation Bonds, Class A, 8%, 6/15/23 (g)	2,013,567
	5,000	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
		Bonds, Third Lien, Series A, 5%, 1/01/21 (h)	5,079,900
	7,000	Chicago, Illinois, O'Hare International Airport, General Revenue
		Bonds, Third Lien, Series A, 5%, 1/01/22 (h)	7,075,670
	5,000	Illinois Development Finance Authority Revenue Bonds (Depaul
		University), Series C, 5.25%, 10/01/24	5,030,050
	4,800	Illinois Educational Facilities Authority Revenue Bonds
		(Northwestern University), 5%, 12/01/21	4,943,040

BlackRock Municipal 2020 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
State	(000)	Municipal Bonds	Value
	$900	Illinois State Finance Authority, Revenue Refunding Bonds
		(Central DuPage Health System), VRDN, Series B,
		1.27%, 11/01/38 (f)	$900,000
	3,250	Illinois State Financing Authority, Student Housing Revenue
		Bonds (MJH Education Assistance IV LLC), Senior Series A,
		5.50%, 6/01/19 (l)	2,524,015
	1,075	Illinois State Financing Authority, Student Housing Revenue
		Bonds (MJH Education Assistance IV LLC), Sub-Series B, 5%,
		6/01/24 (l)	519,182
	1,000	Lake, Cook, Kane and McHenry Counties, Illinois, Community
		Unit School District Number 220, GO, Refunding, 5.25%,
		12/01/20 (e)	1,103,410
	13,455	Metropolitan Pier and Exposition Authority, Illinois, Dedicated
		State Tax Revenue Refunding Bonds (McCormick), Series A,
		5.26%, 6/15/22 (a)(c)	6,534,017
			35,722,851
Indiana - 5.5%	10,000	Indianapolis, Indiana, Airport Authority, Special Facilities,
		Revenue Refunding Bonds (Federal Express Corporation
		Project), AMT, 5.10%, 1/15/17	9,457,200
	2,000	Lawrence, Indiana, M/F Housing, Revenue Refunding Bonds (Pinnacle
		Apartments Project), AMT, 5.40%, 6/01/24 (i)	2,000,720
	4,805	Vincennes, Indiana, EDR, Refunding, 6.25%, 1/01/24	4,407,627
			15,865,547
Kansas - 1.2%	6,440	Unified Government of Wyandotte County and Kansas City, Kansas,
		Sales Tax Special Obligation Revenue Bonds (Kansas International
		Speedway Corporation Project), 5.20%, 12/01/20 (a)(c)	3,460,470
Kentucky - 0.7%	2,000	Kentucky Housing Corporation, Housing Revenue Bonds, AMT,
		Series C, 4.625%, 7/01/22	1,873,620
Louisiana - 0.6%	2,000	De Soto Parish, Louisiana, Environmental Improvement Revenue
		Bonds (International Paper Co. Project), AMT, Series A, 5.85%,
		11/01/27	1,802,660
Maryland - 5.7%	3,000	Frederick County, Maryland, Special Obligation Tax Bonds
		(Urbana Community Development Authority), 6.625%, 7/01/25	3,004,050
	4,950	Frederick County, Maryland, Special Obligation Tax Bonds
		(Urbana Community Development Authority), Series A, 5.80%,
		7/01/20	4,830,952
	8,500	Maryland State Health and Higher Educational Facilities
		Authority, Revenue Refunding Bonds (MedStar Health, Inc.),
		5.375%, 8/15/24	8,349,720
			16,184,722
Massachusetts - 1.6%	4,500	Massachusetts State Development Finance Agency, Solid Waste
		Disposal Revenue Bonds (Waste Management, Inc. Project),
		AMT, 5.45%, 6/01/14	4,649,355
Michigan - 0.8%	1,060	Macomb County, Michigan, Hospital Finance Authority, Hospital
		Revenue Refunding Bonds (Mount Clemens General Hospital),
		VRDN, Series A-1, 1.40%, 10/01/20 (f)	1,060,000
	1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding
		Bonds (Sparrow Obligated Group), 4.50%, 11/15/26	1,352,400
			2,412,400

BlackRock Municipal 2020 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
State	(000)	Municipal Bonds	Value
Minnesota - 0.4%	$1,250	Minnesota State, Higher Education Facilities Authority Revenue Bonds
		(University of St. Thomas), Series Five Y, 5%, 10/01/24	$1,243,062
Mississippi - 0.9%	3,000	Warren County, Mississippi, Environmental Improvement
		Revenue Bonds (International Paper Company Project), AMT,
		Series A, 5.85%, 11/01/27	2,703,990
Missouri - 3.7%	5,000	Missouri State Development Finance Board, Infrastructure
		Facilities Revenue Bonds (Branson Landing Project), Series A,
		5.50%, 12/01/24	4,871,900
	15	Missouri State Health and Educational Facilities Authority, Educational
		Facilities Revenue Refunding Bonds (The Washington University), VRDN,
		Series A, 1.28%, 9/01/30 (f)	15,000
	5,500	Missouri State Health and Educational Facilities Authority
		Health Facilities Revenue Refunding Bonds (BJC Health
		System), Series A, 5%, 5/15/20	5,580,630
			10,467,530
Nevada - 2.2%	5,000	Clark County, Nevada, EDR, Revenue Refunding Bonds (Alexander
		Dawson School of Nevada Project), 5%, 5/15/20	5,042,900
	1,765	Henderson, Nevada, Local Improvement Districts, Special
		Assessment, Series NO T-18, 5.15%, 9/01/21	1,364,822
			6,407,722
New Hampshire -	5,000	New Hampshire Health and Education Facilities Authority, Revenue
5.2%		Refunding Bonds (Elliot Hospital), Series B, 5.60%, 10/01/22	5,109,000
	10,000	New Hampshire State Business Finance Authority, PCR,
		Refunding (Public Service Company Project), AMT, Series B,
		4.75%, 5/01/21 (c)	9,610,200
			14,719,200
New Jersey -	1,000	Middlesex County, New Jersey, Improvement Authority Revenue Bonds
12.4%		(George Street Student Housing Project), Series A,
		5%, 8/15/23	969,690
	11,500	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24	11,046,210
	7,500	New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation
		Improvement District Project), AMT, Series B, 6.50%, 4/01/31	7,562,625
	1,000	New Jersey EDA, First Mortgage Revenue Refunding Bonds (The
		Winchester Gardens at Ward Homestead Project), Series A,
		4.80%, 11/01/13	1,012,660
	5,000	New Jersey EDA, Special Facility Revenue Bonds (Continental
		Airlines Inc. Project), AMT, 7%, 11/15/30	4,770,850
	1,500	New Jersey EDA, Special Facility Revenue Bonds (Continental
		Airlines Inc. Project), AMT, 9%, 6/01/33	1,610,220
	2,110	New Jersey Health Care Facilities Financing Authority, Revenue
		Refunding Bonds (AtlantiCare Regional Medical Center), 5%,
		7/01/20	2,117,596
	4,000	New Jersey Health Care Facilities Financing Authority, Revenue
		Refunding Bonds (Capital Health System Inc.), Series A, 5.75%,
		7/01/23	4,053,760
	2,500	New Jersey State Housing and Mortgage Finance Agency, S/F Housing
		Revenue Bonds, AMT, Series T, 4.55%, 10/01/22	2,325,100
			35,468,711

BlackRock Municipal 2020 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
State	(000)	Municipal Bonds	Value
New York - 8.3%	$5,635	New York City, New York, City IDA, Special Facility Revenue
		Bonds (American Airlines, Inc. - JFK International Airport),
		AMT, 7.625%, 8/01/25	$5,724,597
	5,000	New York City, New York, City IDA, Special Facility Revenue
		Bonds (Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	5,142,250
	8,500	New York State Energy Research and Development Authority, Gas
		Facilities Revenue Refunding Bonds (Brooklyn Union Gas
		Company/Keyspan), AMT, Series A, 4.70%, 2/01/24 (j)	7,823,825
	5,000	Tobacco Settlement Financing Corporation of New York
		Revenue Bonds, Series B-1C, 5.50%, 6/01/20	5,174,300
			23,864,972
Ohio - 5.4%	3,000	Cuyahoga County, Ohio, Revenue Refunding Bonds,
		Series A, 6%, 1/01/19	3,299,250
	10,000	Cuyahoga County, Ohio, Revenue Refunding Bonds,
		Series A, 6%, 1/01/20	10,997,499
	1,060	Pinnacle Community Infrastructure Financing Authority, Ohio,
		Revenue Bonds, Series A, 6%, 12/01/22	1,017,992
			15,314,741
Oklahoma - 1.2%	3,350	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding
		Bonds, Series A, 7.75%, 6/01/35	3,445,710
Pennsylvania - 5.7%	7,500	Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds
		(Lancaster General Hospital Project), 5.75%, 9/15/13 (b)	8,396,925
	1,275	Montgomery County, Pennsylvania, IDA, Revenue Bonds
		(Whitemarsh Continuing Care Project), 6%, 2/01/21	1,205,117
	6,680	Pennsylvania State Higher Educational Facilities Authority Revenue
		Bonds (LaSalle University), 5.50%, 5/01/26	6,649,406
			16,251,448
Rhode Island -	4,500	Rhode Island State Health and Educational Building
1.6%		Corporation, Hospital Financing Revenue Bonds (South County
		Hospital), Series A, 5.875%, 9/15/08 (b)	4,580,730
Tennessee - 3.4%	10,000	Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
		Series A, 5.25%, 9/01/20	9,669,300
Texas - 7.1%	1,100	Brazos River Authority, Texas, PCR, Refunding (TXU Energy
		Company LLC Project), AMT, Series A, 6.75%, 4/01/38	1,064,481
	200	Harris County, Texas, Health Facilities Development
		Corporation, Revenue Bonds (YMCA of the Greater Houston
		Area), VRDN, 1.30%, 7/01/37 (f)	200,000
	2,000	North Texas Tollway Authority, System Revenue Refunding
		Bonds, First Tier, Series A, 6%, 1/01/24	2,097,580
	3,500	Port Corpus Christi, Texas, Industrial Development Corporation Revenue
		Refunding Bonds, Series C, 5.40%, 4/01/18	3,397,485
	7,990	Texas State Turnpike Authority, Central Texas Turnpike System First
		Tier Revenue Bonds, CABS, Series A, 5.37%, 8/15/21 (a)(h)	3,949,058
	8,450	Texas State Turnpike Authority, Central Texas Turnpike System First
		Tier Revenue Bonds, CABS, Series A, 5.51%, 8/15/24 (a)(h)	3,404,674
	4,040	Weatherford, Texas, Independent School District, GO,
		Refunding, CABS, 6.876%, 2/15/11 (a)(b)(k)	1,766,288
	4,040	Weatherford, Texas, Independent School District, GO,
		Refunding, CABS, 6.906%, 2/15/11 (a)(b)(k)	1,870,560
	2,905	Weatherford, Texas, Independent School District, GO,
		Refunding, CABS, 6.906%, 2/15/23 (a)(k)	1,283,894

BlackRock Municipal 2020 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
State	(000)	Municipal Bonds	Value
	$2,905	Weatherford, Texas, Independent School District, GO,
		Refunding, CABS, 6.876%, 2/15/24 (a)(k)	$1,212,315
			20,246,335
Trust Territories -	4,000	San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16	3,811,840
1.3%
U.S. Virgin	1,000	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
Islands - 0.4%		(Matching Fund Loan Note), Series A, 5.25%, 10/01/17	1,030,500
Virginia - 7.9%	5,000	Celebrate North Community Development Authority, Virginia, Special
		Assessment Revenue Bonds, Series B, 6.60%, 3/01/25	4,974,450
	10,000	Charles City County, Virginia, EDA, Solid Waste Disposal Revenue Bonds
		(Waste Management, Inc.), AMT, 5.125%, 8/01/27	10,000,700
	7,500	Mecklenburg County, Virginia, IDA, Exempt Facility Revenue Refunding
		Bonds (UAE LP Project), 6.50%, 10/15/17	7,821,825
			22,796,975
Washington - 2.9%	10,000	Washington State, Compound Interest Bonds, GO, Series S-5,
		5.02%, 1/01/19 (a)(j)	6,005,500
	4,630	Washington State, GO, CABS, Series F, 5.33%, 12/01/21 (a)(c)	2,348,151
			8,353,651
Wisconsin - 2.1%	2,880	Wisconsin State Health and Educational Facilities Authority,
		Revenue Refunding Bonds (Wheaton Franciscan Services, Inc.),
		Series A, 5.50%, 8/15/17	2,877,696
	3,190	Wisconsin State Health and Educational Facilities Authority,
		Revenue Refunding Bonds (Wheaton Franciscan Services, Inc.),
		Series A, 5.50%, 8/15/18	3,140,332
			6,018,028
Puerto Rico -	3,300	Puerto Rico Commonwealth, Public Improvement, GO, Series B,
5.4%		5.25%, 7/01/17	3,431,835
	10,900	Puerto Rico Electric Power Authority, Power Revenue Bonds,
		Series NN, 5.125%, 7/01/13 (b)	12,000,137
			15,431,972
		Total Municipal Bonds (Cost - $437,872,558) - 152.8%	437,190,825
		Corporate Bonds
Multi-State - 7.9%	1,000	Charter Mac Equity Issuer Trust, 5.75%, 4/30/15 (g)	1,064,490
	4,000	Charter Mac Equity Issuer Trust, 6%, 4/30/15 (g)	4,259,440
	2,500	Charter Mac Equity Issuer Trust, 6%, 4/30/19 (g)	2,669,800
	2,500	Charter Mac Equity Issuer Trust, 6.30%, 4/30/19 (g)	2,693,200
			10,686,930
	5,000	MuniMae TE Bond Subsidiary LLC, 5.40%, 6/29/49 (g)	5,021,850
	5,000	MuniMae TE Bond Subsidiary LLC, 5.80%, 6/29/49 (g)	4,884,800
	2,000	MuniMae TE Bond Subsidiary LLC Series D,
		5.90%, 11/29/49 (g)	1,942,980
			11,849,630
		Total Corporate Bonds (Cost - $22,000,000) - 7.9%	22,536,560
		Total Investments (Cost - $459,872,558*) - 160.7%	459,727,385
		Other Assets Less Liabilities - 1.4%	4,045,454
		Preferred Shares, at Redemption Value - (62.1%)	(177,707,173)
		Net Assets Applicable to Common Shares - 100.0%	$286,065,666

BlackRock Municipal 2020 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
*	The cost and unrealized appreciation (depreciation) of investments as of
2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$459,872,558
	Gross unrealized appreciation	$11,400,671
	Gross unrealized depreciation	(11,504,166)
	Net unrealized depreciation	$(103,495)
(a)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security as well as retire the bond in full at the date indicated, typically at premium to par.
(c)	MBIA Insured.
(d)	ACA Insured.
(e)	FSA Insured.
(f)	Variable rate security. Rate shown is as of report date.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)	AMBAC Insured.
(i)	FNMA Collateralized.
(j)	FGIC Insured.
(k)	PSF Guaranteed.
(l)	Illiquid security.

BlackRock Municipal 2020 Term Trust

Effective January 1, 2008, the BlackRock Municipal 2020 Term Trust (the “Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).

FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 – price quotations in active markets/exchanges for identical securities

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	$0
Level 2	459,727,385
Level 3	0
Total	$459,727,385

Item 2 – Controls and Procedures

2(a)–      The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)–      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal 2020 Term Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: May 22, 2008